Financial instruments and financial risk factors - Narrative (Details) $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) participant bank	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) related to other assets and liabilities classified as measured at fair value		$ 354	$ (1)	$ 11
Dividends recognised for investments in equity instruments designated as measured at fair value through profit or loss		19	24	18
Finance debt		57,958	59,547
Proceeds from long-term financing		2,724	10,656	7,568
Issue of perpetual hybrid bonds	[1]	500	4,330	175
Cash and cash equivalents		36,556	39,204	33,030	$ 29,195
Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds	[1]	500	4,352	$ 176
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Finance debt		41,264	41,541
Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Finance debt		16,694	18,006
Commodity price risk | Trading [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		34	42
Commodity price risk | Arithmetic Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		49	35
Currency risk
Disclosure of detailed information about financial instruments [line items]
Borrowings not swapped		454	555
Currency risk | Currency Forward Contract, USD And AUD
Disclosure of detailed information about financial instruments [line items]
Notional amount		84	$ 92
Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Value at risk		$ 400
Period in which maximum value at risk was not exceeded		3 years
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Proportion of floating rate debt, net of interest rate swaps, to total finance debt		29.00%	30.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, amount		$ 167	$ 180
Interest rate risk | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate		5.00%	5.00%
Borrowings excluding leases, weighted average maturity period		8 years	8 years
Credit risk | Financial assets which are subject to review for impairment under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 9,300	$ 8,200
Credit risk | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		170	146
Credit risk | Financial guarantee contracts | Third party arrangement
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		659	585
Credit risk | Joint ventures and associates | Financial guarantee contracts
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts		708	655
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		36,600	39,200
Liquidity risk | Non-controlling interests, hybrid bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Issue of perpetual hybrid bonds		500	4,300
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 10,350	12,130
Borrowings, maturity term		24 months
Liquidity risk | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Proceeds from long-term financing		$ 239	9,000
Liquidity risk | Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		8,000
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 4,000
Borrowings, maturity term		5 years
Liquidity risk | Committed Letter Of Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | bank		17
Liquidity risk | Standby Credit Facility
Disclosure of detailed information about financial instruments [line items]
Number of lenders, financial institutions (international bank) | participant		33
Liquidity risk | Bottom of range | Long-Term Taxable Bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity term		9 years
Currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, undiscounted cash flows		$ 25,612	$ 24,206

[1]	See Note 32 for further information.